UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	2/28/2014

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	FEBRUARY 28, 2014

California Long-Term Tax-Free Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Mostly “Risk-On” Market Returns; Munis Outperformed Since September
Stock indices and high-yield bonds mostly rallied during the six-month period, despite experiencing volatility in October and January. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks (despite some tapering in the U.S.), low inflation, and investor optimism regarding 2014.
These factors translated into general outperformance by riskier assets, such as small-cap growth stocks in developed countries and high-yield bonds. Municipal bonds (munis) also outperformed. The Barclays Municipal Bond Index returned 5.71% compared with 2.84% for the Barclays U.S. Aggregate Bond Index. High-yield and California munis outpaced their investment-grade and national counterparts, respectively, according to Barclays, and high-yield munis also outperformed U.S. corporate high-yield bonds.
The muni market underperformed for much of 2013, hurt by: 1) rising bond yields resulting from Federal Reserve statements about tapering its monthly bond purchases, 2) the fiscal cliff and sequester, which reduced local fiscal funding and raised questions about muni tax treatment, and 3) the financial difficulties experienced by Detroit and Puerto Rico. After significant outflows from muni funds and the resulting price and yield adjustments, munis looked more attractive to investors again, and flows reversed. Also, muni market fundamentals generally improved, including in California, where a state budget surplus was projected for the first time in years.
Looking ahead, we’re more optimistic about the economy in 2014 than we were in 2013, but headwinds persist. Interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCLTX	6.44%	-0.03%	6.20%	4.12%	6.49%	11/9/83
Barclays Municipal Bond Index	—	5.71%	-0.21%	5.67%	4.39%	7.17%(2)	—
Institutional Class	BCLIX	6.55%	0.17%	—	—	5.62%	3/1/10
A Class No sales charge* With sales charge*	ALTAX	6.22% 1.40%	-0.37% -4.87%	5.92% 4.95%	— —	4.46% 3.72%	9/28/07
C Class No sales charge* With sales charge*	ALTCX	5.92% 4.92%	-1.02% -1.02%	5.15% 5.15%	— —	3.70% 3.70%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 10/31/83, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

FEBRUARY 28, 2014
Portfolio at a Glance
Weighted Average Maturity	15.2 years
Average Duration (Modified)	4.9 years

Top Five Sectors	% of fund investments
General Obligation (GO) - State	14%
General Obligation (GO) - Local	12%
Hospital	11%
Public Power	10%
Water/Sewer	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.0%
Other Assets and Liabilities	1.0%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Expenses Paid During Period(1) 9/1/13 – 2/28/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,064.40	$2.41	0.47%
Institutional Class	$1,000	$1,065.50	$1.38	0.27%
A Class	$1,000	$1,062.20	$3.68	0.72%
C Class	$1,000	$1,059.20	$7.51	1.47%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.36	0.47%
Institutional Class	$1,000	$1,023.46	$1.35	0.27%
A Class	$1,000	$1,021.22	$3.61	0.72%
C Class	$1,000	$1,017.51	$7.35	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

FEBRUARY 28, 2014 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 99.0%
CALIFORNIA — 96.7%
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	$1,200,000	$1,360,776
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,203,200
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	500,000	519,795
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	536,205
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	1,000,000	393,510
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	3,750,000	1,222,275
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,000,000	1,182,020
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,733,925
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	340,242
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.28%, 3/6/14	1,000,000	993,050
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	3,000,000	3,296,430
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.73%, 3/6/14	725,000	724,725
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,633,305
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	2,135,000	2,303,323
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.13%, 3/6/14	1,250,000	1,249,350
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	1,500,000	1,727,025
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S4, (San Francisco Bay Area), 5.00%, 4/1/43	2,500,000	2,635,250
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	1,450,000	1,601,249
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	2,500,000	2,917,725
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	2,000,000	2,114,520
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,357,040
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	1,275,000	1,503,314
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	1,525,000	1,612,321
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	3,250,000	3,981,932

7

	Principal Amount	Value
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16	$1,700,000	$1,888,632
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,142,480
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,396,650
California Educational Facilities Authority Rev., (University of the Pacific), 5.25%, 11/1/14, Prerefunded at 100% of Par(2)	420,000	434,507
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,000,000	2,146,880
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.83%, 3/6/14	2,455,000	2,458,437
California Educational Facilities Authority Rev., Series 2013 U4, (Stanford University), 5.00%, 6/1/43	1,250,000	1,532,462
California GO, 4.00%, 10/1/14	1,750,000	1,790,250
California GO, 5.00%, 9/1/15	4,560,000	4,893,655
California GO, 5.00%, 9/1/19	1,530,000	1,834,562
California GO, 5.00%, 2/1/27	3,000,000	3,434,220
California GO, 5.00%, 2/1/28	1,000,000	1,133,370
California GO, 5.25%, 9/1/32	2,000,000	2,235,640
California GO, 5.00%, 11/1/32	1,500,000	1,620,690
California GO, 6.50%, 4/1/33	5,000,000	6,115,150
California GO, 5.00%, 4/1/38	2,500,000	2,651,025
California GO, 6.00%, 4/1/38	2,500,000	2,911,275
California GO, 6.00%, 11/1/39	5,000,000	5,910,200
California GO, 5.50%, 3/1/40	3,000,000	3,352,710
California GO, 5.00%, 10/1/41(3)	2,000,000	2,110,320
California GO, Series 2004 A3, (Kindergarten), VRDN, 0.02%, 3/3/14 (LOC: State Street Bank & Trust Co.)	1,150,000	1,150,000
California GO, Series 2004 A5, (Kindergarten), VRDN, 0.03%, 3/3/14 (LOC: Citibank N.A.)	3,000,000	3,000,000
California GO, Series 2004 B2, (Kindergarten), VRDN, 0.02%, 3/3/14 (LOC: Citibank N.A.)	1,870,000	1,870,000
California GO, Series 2012 B, VRN, 0.93%, 3/6/14	2,000,000	2,026,020
California GO, Series 2012 B, VRN, 1.03%, 3/6/14	800,000	811,384
California GO, Series 2012 B, VRN, 1.18%, 3/6/14	960,000	977,338
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	740,000	880,844
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,189,610
California Health Facilities Financing Authority Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(2)	2,000,000	2,603,460
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,520,955
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	150,000	153,446
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,163,980
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	3,738,504
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	4,500,000	5,210,415
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,130,550

8

	Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	$1,000,000	$1,127,380
California Health Facilities Financing Authority Rev., Series 2010 A, (Scripps Memorial Hospital), 5.00%, 11/15/19	1,000,000	1,183,740
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 5.50%, 8/15/20	1,000,000	1,232,830
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,751,670
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	1,000,000	1,091,750
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	500,000	514,060
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	180,000	189,529
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,000,000	1,022,300
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	325,000	345,046
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.86%, 3/6/14	1,000,000	997,930
California Municipal Finance Authority Rev., Series 2010 A, (Chevron USA, Inc.), VRDN, 0.02%, 3/3/14 (GA: Chevron Corp.)	4,000,000	4,000,000
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,089,610
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	754,808
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	2,000,000	2,240,400
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45	1,000,000	999,920
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	3,400,000	3,400,000
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,230,420
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	1,942,923
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,129,780
California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,448,820
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,700,000	1,928,599
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	2,170,000	2,273,552
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,580,475
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,000,000	1,064,100
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	500,000	518,010
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,089,250
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	900,000	954,540
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,780,000	2,879,024

9

	Principal Amount	Value
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	$750,000	$777,735
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,499,272
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)	1,330,000	1,368,942
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	365,000	399,252
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	375,000	415,343
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	600,000	661,674
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2011 A, (Assessment District No. 5-21), VRDN, 0.02%, 3/3/14 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	6,100,000	6,100,000
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,320,000	1,553,297
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	4,000,000	4,196,400
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	400,000	405,264
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	426,076
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	435,244
Folsom Cordova Unified School District No. 1 Facilities Improvement GO, 4.00%, 10/1/16	295,000	322,633
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/14	375,000	383,603
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/15	245,000	259,989
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 2.00%, 10/1/16	295,000	308,054
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 5.00%, 10/1/17	245,000	283,859
Folsom Cordova Unified School District No. 4 Facilities Improvement GO, Series 2014 A, (Election of 2012), 4.00%, 10/1/15	250,000	264,883
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 5.75%, 1/15/46	1,000,000	1,042,010
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	3,250,000	3,430,700
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B3, VRDN, 5.50%, 1/15/23	1,000,000	1,092,840
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.50%, 1/15/43	500,000	529,860
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/24(4)	700,000	385,525
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/42(1)	1,250,000	204,138
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)	90,000	92,590
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/38 (FGIC)	1,000,000	1,001,070
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	3,000,000	2,973,990
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	480,000	419,150
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,100,000	1,169,894

10

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	$1,000,000	$650,000
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,160,970
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,000,000	1,058,110
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.02%, 3/3/14 (LOC: Bank of America N.A.)	1,400,000	1,400,000
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	330,000	342,444
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	695,000	766,529
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(4)	1,100,000	647,790
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	1,425,000	1,559,420
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,174,010
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/22	500,000	588,485
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21	2,120,000	2,429,647
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	1,000,000	1,055,890
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,106,140
Los Angeles Department of Water & Power Waterworks Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	4,000,000	4,468,160
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	3,000,000	3,569,100
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, (Power System), 5.00%, 7/1/19	1,000,000	1,211,890
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	569,710
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	604,627
Los Angeles Unified School District COP, Series 2010 A, (Multiple Properties), 5.00%, 12/1/15	1,000,000	1,083,160
Los Angeles Unified School District COP, Series 2012 A, (Headquarters Building Project), 5.00%, 10/1/21	1,000,000	1,179,820
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/30	3,000,000	3,272,010
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	2,000,000	2,146,320
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,114,268
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,252,340
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,173,140
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,117,430
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	1,280,000	1,514,048
Los Angeles Wastewater System Rev., Series 2012 C, 5.00%, 6/1/26	1,000,000	1,160,510
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34	1,000,000	1,317,900
Manhattan Beach Unified School District GO, Capital Appreciation, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	3,115,891
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.38%, 3/6/14	3,895,000	3,895,389

11

	Principal Amount	Value
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	$2,500,000	$2,748,550
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	1,000,000	1,097,200
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,291,629
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,294,620
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,000,000	1,013,270
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,058,300
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	460,000	528,135
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,068,810
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/25	1,000,000	1,150,290
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	500,000	515,335
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	736,028
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(4)	1,670,000	1,422,389
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)	2,600,000	1,136,720
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	7,500,000	592,125
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL-RE)	1,000,000	1,244,270
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL-RE)	855,000	989,064
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,669,080
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	502,623
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,025,000	1,137,822
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,040,130
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	625,000	674,513
Riverside Public Financing Authority Lease Rev., Series 2012 A, 4.00%, 11/1/33	570,000	536,222
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,136,610
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.69%, 3/3/14 (NATL-RE/FGIC)	1,500,000	1,171,845
Sacramento Power Authority Rev., 5.25%, 7/1/14 (Ambac)	2,000,000	2,032,620
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,127,750
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(4)	7,400,000	6,246,932
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,524,407
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/25	500,000	593,410
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,500,000	1,546,320
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	1,000,000	1,041,220
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	1,665,000	1,845,586

12

	Principal Amount	Value
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	$2,000,000	$2,242,740
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,233,440
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/24	500,000	573,340
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	5,000,000	1,658,800
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/44(1)	2,880,000	606,643
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(1)	1,000,000	152,740
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,485,280
San Francisco City and County Airports Commission Rev., Series 2010 F, (San Francisco International Airport), 5.00%, 5/1/40	2,150,000	2,227,787
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,315,794
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,067,180
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	549,650
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/31(5)	400,000	418,688
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/43(5)	500,000	507,495
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/1/33	1,200,000	1,113,588
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	750,000	779,940
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	685,000	741,739
San Mateo Union High School District GO, Capital Appreciation, 0.00%, 2/15/15(1)(2)	2,665,000	2,658,524
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	539,595
Santa Margarita-Dana Point Authority Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL-RE)	2,000,000	2,053,560
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	420,144
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	445,536
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,334,580
South Placer Wastewater Authority Rev., Series 2011 D, VRN, 0.86%, 3/6/14	2,060,000	2,063,996
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/17	1,050,000	1,208,078
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	750,000	826,785
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)(5)	430,000	442,844
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,023,680
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	1,085,000	1,089,416
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	500,000	387,345

13

	Principal Amount	Value
Tri-Dam Power Authority Rev., 4.00%, 5/1/14	$1,235,000	$1,240,879
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,374,384
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18	465,000	480,210
Tustin Public Financing Authority Rev., 5.00%, 4/1/43	1,000,000	1,054,010
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,157,680
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.04%, 3/3/14 (LOC: Bank of America N.A.)	4,800,000	4,800,000
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	1,000,000	1,186,310
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	2,000,000	2,407,460
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	3,000,000	3,391,770
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	3,000,000	864,390
		345,490,874
GUAM - 0.9%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	900,000	947,898
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,208,652
		3,156,550
PUERTO RICO - 1.4%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	1,910,000	1,561,215
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	665,000	513,021
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	75,000	49,913
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	1,000,000	794,950
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	1,000,000	777,800
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	300,000	215,205
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	1,250,000	1,105,800
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	1,145,000	125,378
		5,143,282
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $330,327,486)		353,790,706
OTHER ASSETS AND LIABILITIES — 1.0%		3,672,242
TOTAL NET ASSETS — 100.0%		$357,462,948

Futures Contracts
	Contracts Sold	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
65	U.S. Treasury Long Bonds	June 2014	$8,649,063	$(47,629)
15	U.S. Treasury Ultra Long Bonds	June 2014	2,153,906	(12,506)
			$10,802,969	$(60,135)

14

Notes to Schedule of Investments

AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
BAM = Build America Mutual Assurance Company
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GA = Guaranty Agreement
GO = General Obligation
LOC = Letter of Credit
NATL-RE = National Public Finance Guarantee Corporation – Reinsured
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $332,375.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
See Notes to Financial Statements.

15

Statement of Assets and Liabilities

FEBRUARY 28, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $330,327,486)	$353,790,706
Cash	5,325
Receivable for investments sold	3,226,306
Receivable for capital shares sold	16,718
Receivable for variation margin on futures contracts	3,125
Interest receivable	3,986,197
361,028,377

Liabilities
Payable for investments purchased	3,096,697
Payable for capital shares redeemed	167,655
Accrued management fees	128,000
Distribution and service fees payable	7,052
Dividends payable	166,025
3,565,429

Net Assets	$357,462,948

Net Assets Consist of:
Capital paid in	$334,804,457
Accumulated net realized loss	(744,594)
Net unrealized appreciation	23,403,085
$357,462,948

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$342,661,759	29,938,862	$11.45
Institutional Class	$31,115	2,718	$11.45
A Class	$7,325,118	640,068	$11.44*
C Class	$7,444,956	650,414	$11.45
*Maximum offering price $11.98 (net asset value divided by 0.955).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$6,961,546

Expenses:
Management fees	832,847
Distribution and service fees:
A Class	9,959
C Class	35,612
Trustees’ fees and expenses	9,705
Other expenses	118
888,241

Net investment income (loss)	6,073,305

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	377,137
Futures contract transactions	(232,603)
144,534

Change in net unrealized appreciation (depreciation) on:
Investments	16,229,341
Futures contracts	(41,629)
16,187,712

Net realized and unrealized gain (loss)	16,332,246

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,405,551

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2013
Increase (Decrease) in Net Assets	February 28, 2014	August 31, 2013
Operations
Net investment income (loss)	$6,073,305	$13,407,251
Net realized gain (loss)	144,534	3,355,902
Change in net unrealized appreciation (depreciation)	16,187,712	(30,027,092)
Net increase (decrease) in net assets resulting from operations	22,405,551	(13,263,939)

Distributions to Shareholders
From net investment income:
Investor Class	(5,859,811)	(12,700,407)
Institutional Class	(541)	(1,037)
A Class	(126,502)	(468,059)
C Class	(86,451)	(236,886)
Decrease in net assets from distributions	(6,073,305)	(13,406,389)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(21,337,490)	(51,139,417)

Net increase (decrease) in net assets	(5,005,244)	(77,809,745)

Net Assets
Beginning of period	362,468,192	440,277,937
End of period	$357,462,948	$362,468,192

See Notes to Financial Statements.

18

Notes to Financial Statements

FEBRUARY 28, 2014 (UNAUDITED)

1. Organization
American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes.
The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.
Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

19

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 28, 2014 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.
Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2014 are detailed in the Statement of Operations.

20

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, ACIS, and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2014 were $103,410,182 and $122,782,563, respectively.
5. Capital Share Transactions
Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2014		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	335,898	$3,766,879	1,330,085	$15,587,725
Issued in reinvestment of distributions	391,094	4,397,278	798,978	9,279,060
Redeemed	(2,461,307)	(27,541,418)	(5,728,161)	(66,173,957)
	(1,734,315)	(19,377,261)	(3,599,098)	(41,307,172)
Institutional Class
Issued in reinvestment of distributions	48	541	89	1,037
A Class
Sold	3,226	36,006	346,831	4,084,031
Issued in reinvestment of distributions	10,549	118,559	37,846	441,181
Redeemed	(157,555)	(1,757,929)	(986,595)	(11,113,459)
	(143,780)	(1,603,364)	(601,918)	(6,588,247)
C Class
Sold	48,541	542,998	103,527	1,214,337
Issued in reinvestment of distributions	4,432	49,858	10,191	118,247
Redeemed	(85,631)	(950,262)	(398,074)	(4,577,619)
	(32,658)	(357,406)	(284,356)	(3,245,035)
Net increase (decrease)	(1,910,705)	$(21,337,490)	(4,485,283)	$(51,139,417)
6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

21

7. Derivative Instruments
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund sold interest rate risk derivative instruments throughout the reporting period, and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.
The value of interest rate risk derivative instruments as of February 28, 2014, is disclosed on the Statement of Assets and Liabilities as an asset of $3,125 in receivable for variation margin on futures contracts.* For the six months ended February 28, 2014, the effect of interest rate risk derivative instruments on the Statement of Operations was $(232,603) in net realized gain (loss) on futures contract transactions and $(41,629) in change in net unrealized appreciation (depreciation) on futures contracts.
* Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.
8. Risk Factors
The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.
9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$330,327,486
Gross tax appreciation of investments	$24,694,794
Gross tax depreciation of investments	(1,231,574)
Net tax appreciation (depreciation) of investments	$23,463,220

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
As of August 31, 2013, the fund had accumulated short-term capital losses of $(583,173), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2019.
As of August 31, 2013, the fund had post-October capital loss deferrals of $(273,815), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(2)	$10.94	0.19(3)	0.51	0.70	(0.19)	—	(0.19)	$11.45	6.44%	0.47%(4)	3.43%(4)	29%	$342,662
2013	$11.70	0.37(3)	(0.76)	(0.39)	(0.37)	—	(0.37)	$10.94	(3.45)%	0.47%	3.19%	44%	$346,396
2012	$10.94	0.41(3)	0.77	1.18	(0.42)	—	(0.42)	$11.70	10.92%	0.47%	3.65%	76%	$412,713
2011	$11.20	0.47(3)	(0.27)	0.20	(0.46)	—	(0.46)	$10.94	2.02%	0.48%	4.38%	63%	$379,586
2010	$10.67	0.49(3)	0.54	1.03	(0.49)	(0.01)	(0.50)	$11.20	9.90%	0.48%	4.51%	25%	$426,044
2009	$10.83	0.50	(0.16)	0.34	(0.50)	—	(0.50)	$10.67	3.47%	0.49%	4.90%	36%	$405,263
Institutional Class
2014(2)	$10.94	0.20(3)	0.51	0.71	(0.20)	—	(0.20)	$11.45	6.55%	0.27%(4)	3.63%(4)	29%	$31
2013	$11.70	0.40(3)	(0.76)	(0.36)	(0.40)	—	(0.40)	$10.94	(3.26)%	0.27%	3.39%	44%	$29
2012	$10.94	0.44(3)	0.76	1.20	(0.44)	—	(0.44)	$11.70	11.14%	0.27%	3.85%	76%	$30
2011	$11.20	0.49(3)	(0.26)	0.23	(0.49)	—	(0.49)	$10.94	2.22%	0.28%	4.58%	63%	$27
2010(5)	$10.79	0.26(3)	0.41	0.67	(0.26)	—	(0.26)	$11.20	6.28%	0.28%(4)	4.69%(4)	25%(6)	$27

23

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(2)	$10.94	0.18(3)	0.50	0.68	(0.18)	—	(0.18)	$11.44	6.22%	0.72%(4)	3.18%(4)	29%	$7,325
2013	$11.70	0.34(3)	(0.76)	(0.42)	(0.34)	—	(0.34)	$10.94	(3.70)%	0.72%	2.94%	44%	$8,572
2012	$10.94	0.38(3)	0.77	1.15	(0.39)	—	(0.39)	$11.70	10.64%	0.72%	3.40%	76%	$16,214
2011	$11.20	0.44(3)	(0.26)	0.18	(0.44)	—	(0.44)	$10.94	1.77%	0.73%	4.13%	63%	$11,044
2010	$10.67	0.47(3)	0.54	1.01	(0.47)	(0.01)	(0.48)	$11.20	9.63%	0.73%	4.26%	25%	$15,173
2009	$10.83	0.48	(0.16)	0.32	(0.48)	—	(0.48)	$10.67	3.22%	0.74%	4.65%	36%	$10,221
C Class
2014(2)	$10.94	0.13(3)	0.51	0.64	(0.13)	—	(0.13)	$11.45	5.92%	1.47%(4)	2.43%(4)	29%	$7,445
2013	$11.70	0.26(3)	(0.76)	(0.50)	(0.26)	—	(0.26)	$10.94	(4.41)%	1.47%	2.19%	44%	$7,471
2012	$10.94	0.30(3)	0.76	1.06	(0.30)	—	(0.30)	$11.70	9.82%	1.47%	2.65%	76%	$11,321
2011	$11.20	0.36(3)	(0.26)	0.10	(0.36)	—	(0.36)	$10.94	1.01%	1.48%	3.38%	63%	$7,120
2010	$10.67	0.38(3)	0.54	0.92	(0.38)	(0.01)	(0.39)	$11.20	8.81%	1.48%	3.51%	25%	$10,641
2009	$10.83	0.40	(0.16)	0.24	(0.40)	—	(0.40)	$10.67	2.45%	1.49%	3.90%	36%	$6,362

24

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended February 28, 2014 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through August 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

25

Additional Information

Proxy Voting Policies
Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.
Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

29

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-81849 1404

SEMIANNUAL REPORT	FEBRUARY 28, 2014

California Tax-Free Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Mostly “Risk-On” Market Returns; Munis Outperformed Since September
Stock indices and high-yield bonds mostly rallied during the six-month period, despite experiencing volatility in October and January. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks (despite some tapering in the U.S.), low inflation, and investor optimism regarding 2014.
These factors translated into general outperformance by riskier assets, such as small-cap growth stocks in developed countries and high-yield bonds. Municipal bonds (munis) also outperformed. The Barclays Municipal Bond Index returned 5.71% compared with 2.84% for the Barclays U.S. Aggregate Bond Index. High-yield and California munis outpaced their investment-grade and national counterparts, respectively, according to Barclays, and high-yield munis also outperformed U.S. corporate high-yield bonds.
The muni market underperformed for much of 2013, hurt by: 1) rising bond yields resulting from Federal Reserve statements about tapering its monthly bond purchases, 2) the fiscal cliff and sequester, which reduced local fiscal funding and raised questions about muni tax treatment, and 3) the financial difficulties experienced by Detroit and Puerto Rico. After significant outflows from muni funds and the resulting price and yield adjustments, munis looked more attractive to investors again, and flows reversed. Also, muni market fundamentals generally improved, including in California, where a state budget surplus was projected for the first time in years.
Looking ahead, we’re more optimistic about the economy in 2014 than we were in 2013, but headwinds persist. Interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2014
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCTXX	0.00%(2)	0.01%(2)	0.03%(2)	1.09%(2)	2.57%(2)	11/9/83

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

FEBRUARY 28, 2014
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	(0.32)%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	20 days
Weighted Average Life	57 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	87%
31-90 days	2%
91-180 days	11%
More than 180 days	—

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Expenses Paid During Period(1) 9/1/13 - 2/28/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.00	$0.84	0.17%
Investor Class (before waiver)	$1,000	$1,000.00(2)	$2.48	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.95	$0.85	0.17%
Investor Class (before waiver)	$1,000	$1,022.32	$2.51	0.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

FEBRUARY 28, 2014 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 97.0%
CALIFORNIA — 97.0%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.05%, 3/3/14 (LOC: Bank of America N.A.)	$1,290,000	$1,290,000
Alameda Public Financing Authority Rev., Series 2003 A, (Alameda Point Improvement Project), VRDN, 0.04%, 3/5/14 (LOC: Union Bank N.A. and California State Teacher's Retirement System)	2,300,000	2,300,000
California Economic Recovery GO, Series 2009 B, VRN, 5.00%, 7/1/14	7,180,000	7,295,026
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.08%, 3/6/14 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.07%, 3/6/14 (LOC: Rabobank Nederland N.V.)	1,350,000	1,350,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.09%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	2,625,000	2,625,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.06%, 3/6/14 (LOC: Bank of the West)	1,390,000	1,390,000
California Infrastructure & Economic Development Bank Rev., (SRI International), VRDN, 0.04%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	6,600,000	6,600,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.11%, 3/6/14 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.05%, 3/6/14 (LOC: Comerica Bank)	3,970,000	3,970,000
California Municipal Finance Authority Rev., Series 2012 A, (High Desert Partnership in Academic Excellence Foundation), VRDN, 0.07%, 3/6/14 (LOC: Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.13%, 3/6/14 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.07%, 3/5/14 (LOC: Bank of the West)	2,460,000	2,460,000
California State Enterprise Development Authority Rev., (Community Hospice Inc.), VRDN, 0.05%, 3/6/14 (LOC: Bank of Stockton and FHLB)	3,895,000	3,895,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.05%, 3/6/14 (LOC: First Republic Bank and FHLB)	6,985,000	6,985,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.05%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	2,900,000	2,900,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.11%, 3/6/14 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,670,000	4,670,000
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.09%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
California Statewide Communities Development Authority Rev., (Trinity Children & Family), VRDN, 0.07%, 3/5/14 (LOC: Citizens Business Bank and California State Teacher's Retirement System)	3,920,000	3,920,000
California Statewide Communities Development Authority COP, VRDN, 0.03%, 3/5/14 (LOC: Union Bank N.A.)	1,895,000	1,895,000
City of Hanford Sewer System Rev., Series 1996 A, VRDN, 0.07%, 3/6/14 (LOC: Union Bank N.A.)	840,000	840,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 B, (Assessment District No. 3-19), VRDN, 0.02%, 3/3/14 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	3,200,000	3,200,000

7

	Principal Amount	Value
City of Oroville Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.07%, 3/6/14 (LOC: Comerica Bank)	$7,055,000	$7,055,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.04%, 3/6/14 (LOC: Bank of the Sierra and FHLB)	7,980,000	7,980,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.05%, 3/6/14	9,850,000	9,850,000
County of San Bernardino Rev., Series 2004 A, (WLP Parkview Place Apartments), VRDN, 0.08%, 3/6/14 (LOC: FNMA)	3,420,000	3,420,000
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.14%, 3/6/14 (LOC: Bank of the West and California State Teacher's Retirement System)	6,850,000	6,850,000
Eastern Municipal Water District Water & Sewer Rev., Series 2012 A, VRN, 0.03%, 3/6/14	5,000,000	5,000,000
Eastern Municipal Water District Water & Sewer Rev., Series 2013 A, VRDN, 0.05%, 3/6/14	6,000,000	6,000,000
Irvine Ranch Water District Rev., Series 2011 A1, VRN, 0.04%, 3/6/14	2,000,000	2,000,000
Irvine Ranch Water District Rev., Series 2011 A2, VRN, 0.03%, 3/6/14	4,000,000	4,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4003Z, VRDN, 0.04%, 3/6/14 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.11%, 3/6/14 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.08%, 3/5/14 (LOC: Wells Fargo Bank N.A.)	2,300,000	2,300,000
Metropolitan Water District of Southern California Rev., Series 2009 A-2, VRN, 0.04%, 3/6/14	5,000,000	5,000,000
Metropolitan Water District of Southern California Rev., Series 2011 A-1, VRN, 0.05%, 3/6/14	7,500,000	7,500,000
Metropolitan Water District of Southern California Rev., VRN, 0.05%, 3/6/14	4,220,000	4,220,000
Pittsburg Public Financing Authority Rev., VRDN, 0.08%, 3/6/14 (LOC: Bank of the West)	2,920,000	2,920,000
San Bernardino County Housing Authority Rev., Series 2005 A, (Raintree Apartments), VRDN, 0.04%, 3/6/14 (LOC: East West Bank and FHLB)	3,800,000	3,800,000
San Francisco City and County GO, Series 2010 E, (Earthquake Safety), 5.00%, 6/15/14	1,945,000	1,972,497
San Francisco City and County Redevelopment Agency Special Tax Rev., Series 2005 A, VRDN, 0.05%, 3/6/14 (LOC: JPMorgan Chase Bank N.A.)	3,400,000	3,400,000
Santa Clara County Housing Authority Rev., Series 2003 A, VRDN, 0.06%, 3/6/14 (LOC: Citibank N.A.)	1,625,000	1,625,000
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/14	5,000,000	5,078,971
State of California Puttable Floating Options Rev., VRDN, 0.10%, 3/6/14 (AGM)(LIQ FAC: Bank of America N.A.)(1)	3,480,000	3,480,000
State of California Puttable Floating Options Rev., VRDN, 0.16%, 3/6/14 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
State of California Rev., Series 2013 A-2, 2.00%, 6/23/14	10,000,000	10,055,169
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.07%, 3/6/14 (LOC: Union Bank N.A.)	2,170,000	2,170,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.10%, 3/6/14 (SBBPA: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.10%, 3/6/14 (SBBPA: JPMorgan Chase Bank N.A.)	8,240,000	8,240,000
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.04%, 3/3/14 (LOC: Bank of America N.A.)	2,700,000	2,700,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.29%, 3/6/14 (LOC: BNP Paribas)	12,475,000	12,475,000

8

	Principal Amount	Value
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.05%, 3/5/14 (SBBPA: Citibank N.A.)	$9,500,000	$9,500,000
TOTAL MUNICIPAL SECURITIES		227,331,663
Commercial Paper(2) — 2.2%
San Diego County Water Authority, 0.07%, 5/8/14	5,000,000	5,000,000
TOTAL INVESTMENT SECURITIES — 99.2%		232,331,663
OTHER ASSETS AND LIABILITIES — 0.8%		1,966,347
TOTAL NET ASSETS — 100.0%		$234,298,010
Notes to Schedule of Investments

AGM = Assured Guaranty Municipal Corporation
COP = Certificates of Participation
DRIVERs = Derivative Inverse Tax-Exempt Receipts
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
PUTTERs = Puttable Tax-Exempt Receipts
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $24,740,000, which represented 10.6% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

FEBRUARY 28, 2014 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$232,331,663
Cash	729,787
Receivable for investments sold	225,000
Receivable for capital shares sold	872,570
Interest receivable	254,492
234,413,512

Liabilities
Payable for capital shares redeemed	86,901
Accrued management fees	28,601
115,502

Net Assets	$234,298,010

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	234,305,111

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$234,305,117
Accumulated net realized loss	(7,107)
$234,298,010

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$209,298

Expenses:
Management fees	575,185
Trustees’ fees and expenses	6,388
Other expenses	221
581,794
Fees waived	(384,079)
197,715

Net investment income (loss)	$11,583

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2013
Increase (Decrease) in Net Assets	February 28, 2014	August 31, 2013
Operations
Net investment income (loss)	$11,583	$24,704

Distributions to Shareholders
From net investment income	(11,583)	(24,704)

Capital Share Transactions
Proceeds from shares sold	39,538,905	77,817,102
Proceeds from reinvestment of distributions	11,220	23,561
Payments for shares redeemed	(46,333,293)	(100,156,625)
Net increase (decrease) in net assets from capital share transactions	(6,783,168)	(22,315,962)

Net increase (decrease) in net assets	(6,783,168)	(22,315,962)

Net Assets
Beginning of period	241,081,178	263,397,140
End of period	$234,298,010	$241,081,178

Transactions in Shares of the Fund
Sold	39,538,905	77,817,102
Issued in reinvestment of distributions	11,220	23,561
Redeemed	(46,333,293)	(100,156,635)
Net increase (decrease) in shares of the fund	(6,783,168)	(22,315,972)

See Notes to Financial Statements.

12

Notes to Financial Statements

FEBRUARY 28, 2014 (UNAUDITED)

1. Organization
American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.
Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties
Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based

13

on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended February 28, 2014 was 0.49% before waiver and 0.16% after waiver.
Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
4. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
5. Risk Factors
The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.
6. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of August 31, 2013, the fund had accumulated short-term capital losses of $(7,107), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2014(2)	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.00%	0.17%(4)	0.50%(4)	0.01%(4)	(0.32)%(4)	$234,298
2013	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.28%	0.50%	0.01%	(0.21)%	$241,081
2012	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$263,397
2011	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.38%	0.50%	0.01%	(0.11)%	$299,366
2010	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.03%	0.34%	0.50%	0.01%	(0.15)%	$345,565
2009	$1.00	0.01	(0.01)	—	(0.01)	$1.00	0.77%	0.49%	0.55%	0.83%	0.77%	$439,637

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended February 28, 2014 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

15

Additional Information

Proxy Voting Policies
Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.
Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

17

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-81851 1404

SEMIANNUAL REPORT	FEBRUARY 28, 2014

California Intermediate-Term Tax-Free Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Mostly “Risk-On” Market Returns; Munis Outperformed Since September
Stock indices and high-yield bonds mostly rallied during the six-month period, despite experiencing volatility in October and January. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks (despite some tapering in the U.S.), low inflation, and investor optimism regarding 2014.
These factors translated into general outperformance by riskier assets, such as small-cap growth stocks in developed countries and high-yield bonds. Municipal bonds (munis) also outperformed. The Barclays Municipal Bond Index returned 5.71% compared with 2.84% for the Barclays U.S. Aggregate Bond Index. High-yield and California munis outpaced their investment-grade and national counterparts, respectively, according to Barclays, and high-yield munis also outperformed U.S. corporate high-yield bonds.
The muni market underperformed for much of 2013, hurt by: 1) rising bond yields resulting from Federal Reserve statements about tapering its monthly bond purchases, 2) the fiscal cliff and sequester, which reduced local fiscal funding and raised questions about muni tax treatment, and 3) the financial difficulties experienced by Detroit and Puerto Rico. After significant outflows from muni funds and the resulting price and yield adjustments, munis looked more attractive to investors again, and flows reversed. Also, muni market fundamentals generally improved, including in California, where a state budget surplus was projected for the first time in years.
Looking ahead, we’re more optimistic about the economy in 2014 than we were in 2013, but headwinds persist. Interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of February 28, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	4.88%	0.36%	5.11%	3.79%	5.58%	11/9/83
Barclays 7 Year Municipal Bond Index	—	4.85%	1.14%	5.15%	4.43%	N/A(2)	—
Institutional Class	BCTIX	4.98%	0.56%	—	—	4.65%	3/1/10
A Class No sales charge* With sales charge*	BCIAX	4.75% 0.00%	0.11% -4.42%	— —	— —	4.18% 2.98%	3/1/10
C Class No sales charge* With sales charge*	BCIYX	4.45% 3.45%	-0.63% -0.63%	— —	— —	3.43% 3.43%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available January 1990.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

FEBRUARY 28, 2014
Portfolio at a Glance
Weighted Average Maturity	8.7 years
Average Duration (Modified)	4.2 years

Top Five Sectors	% of fund investments
Public Power	17%
General Obligation (GO) - State	13%
Lease Revenue	9%
General Obligation (GO) - Local	8%
Prerefunded	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Expenses Paid During Period(1) 9/1/13 – 2/28/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,048.80	$2.39	0.47%
Institutional Class	$1,000	$1,049.80	$1.37	0.27%
A Class	$1,000	$1,047.50	$3.66	0.72%
C Class	$1,000	$1,044.50	$7.45	1.47%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.36	0.47%
Institutional Class	$1,000	$1,023.46	$1.35	0.27%
A Class	$1,000	$1,021.22	$3.61	0.72%
C Class	$1,000	$1,017.51	$7.35	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

FEBRUARY 28, 2014 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 99.6%
CALIFORNIA — 97.7%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.05%, 3/3/14 (LOC: Bank of America N.A.)	$2,065,000	$2,065,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/15	280,000	292,642
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/16	270,000	290,623
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,131,300
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	576,810
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	2,500,000	3,008,000
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	9,000,000	2,933,460
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/24	2,000,000	2,315,380
Alameda Public Financing Authority Rev., Series 2003 A, (Alameda Point Improvement Project), VRDN, 0.04%, 3/5/14 (LOC: Union Bank N.A. and California State Teacher's Retirement System)	600,000	600,000
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,500,000	1,773,030
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	793,898
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/23	1,200,000	1,419,936
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/24	2,275,000	2,658,087
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.28%, 3/6/14	5,000,000	4,965,250
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.73%, 3/6/14	1,450,000	1,449,449
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, (San Francisco Bay Area), 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,277,100
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	5,000,000	5,444,350
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.13%, 3/6/14	2,500,000	2,498,700
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	5,000,000	5,756,750
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/24	1,500,000	1,763,235
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/25	3,500,000	4,073,335
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/28	7,185,000	8,162,088
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S4, (San Francisco Bay Area), 5.00%, 4/1/43	5,610,000	5,913,501
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	1,800,000	2,087,406

	Principal Amount	Value
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	$3,230,000	$3,566,921
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	5,000,000	5,835,450
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Central Valley), 5.00%, 12/1/25	1,000,000	1,162,670
California Department of Water Resources Power Supply Rev., Series 2010 L, 4.00%, 5/1/15	2,290,000	2,394,813
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	1,000,000	1,057,260
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,521,550
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	10,875,000	12,453,615
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,535,560
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	8,412,040
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	3,000,000	3,586,170
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	18,000,000	21,223,260
California Department of Water Resources Power Supply Rev., Series 2010 M, 4.00%, 5/1/15	7,275,000	7,607,977
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	4,000,000	4,229,040
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,208,620
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	14,215,000	17,186,930
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	13,300,000	16,295,293
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL- RE/FGIC)	8,460,000	8,609,234
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(2)	1,130,000	1,149,809
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14	3,870,000	3,938,267
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	7,000,000	8,279,950
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19	4,505,000	5,433,480
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/20	5,000,000	5,974,450
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22	2,000,000	2,213,520
California Economic Recovery GO, Series 2009 B, VRN, 5.00%, 7/1/14	5,000,000	5,082,350
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,567,762
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,340,184
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	875,235
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	582,940
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	809,697
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,232,860
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/15, Prerefunded at 100% of Par(2)	70,000	75,662

	Principal Amount	Value
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/36	$975,000	$985,618
California Educational Facilities Authority Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14	5,000,000	5,011,600
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,403,387
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,950,000	3,166,648
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,441,495
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.83%, 3/6/14	3,675,000	3,680,145
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/15	1,240,000	1,324,965
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,130,920
California GO, 4.00%, 10/1/14	3,000,000	3,069,000
California GO, 5.00%, 9/1/15	9,115,000	9,781,945
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,772,127
California GO, 5.00%, 10/1/17	2,170,000	2,509,562
California GO, 5.50%, 4/1/18	2,535,000	3,021,593
California GO, 5.00%, 8/1/18	2,260,000	2,546,500
California GO, 5.00%, 9/1/18	1,000,000	1,183,690
California GO, 5.00%, 9/1/19	7,645,000	9,166,814
California GO, 5.00%, 3/1/20	1,690,000	1,903,261
California GO, 5.00%, 8/1/20	5,000,000	5,619,400
California GO, 5.25%, 10/1/20	5,000,000	5,937,700
California GO, 5.00%, 3/1/22	5,000,000	5,443,650
California GO, 5.00%, 9/1/22	2,000,000	2,413,660
California GO, 5.50%, 4/1/24	4,600,000	5,428,138
California GO, 5.00%, 8/1/24	1,260,000	1,401,448
California GO, 5.00%, 2/1/27	14,000,000	16,026,360
California GO, 5.00%, 2/1/28	5,795,000	6,567,879
California GO, 5.75%, 4/1/28	5,000,000	5,838,650
California GO, 5.00%, 10/1/29	2,500,000	2,764,675
California GO, 5.00%, 11/1/29	2,625,000	2,981,449
California GO, 5.75%, 4/1/31	5,000,000	5,770,950
California GO, 5.00%, 11/1/32	1,890,000	2,042,069
California GO, 6.50%, 4/1/33	5,000,000	6,115,150
California GO, 6.00%, 4/1/38	3,000,000	3,493,530
California GO, Series 2005 B7, VRDN, 0.02%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
California GO, Series 2012 B, VRN, 0.93%, 3/6/14	2,000,000	2,026,020
California GO, Series 2012 B, VRN, 1.03%, 3/6/14	800,000	811,384
California GO, Series 2012 B, VRN, 1.18%, 3/6/14	960,000	977,338
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,171,480
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	735,000	874,893
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,455,000	1,606,917

	Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	$2,000,000	$2,045,940
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,610,700
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,169,250
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,876,737
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,250,534
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,534,455
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14	500,000	514,550
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	50,114
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24	3,250,000	3,852,842
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,085,000	2,424,938
California Health Facilities Financing Authority Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22	485,000	513,945
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,446,520
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29	5,000,000	5,809,350
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,713,495
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,130,550
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,223,200
California Health Facilities Financing Authority Rev., Series 2011 B, (St. Joseph Health System), VRDN, 0.03%, 3/3/14 (LOC: U.S. Bank N.A.)	1,600,000	1,600,000
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,000,000	1,167,780
California Health Facilities Financing Authority Rev., Series 2011 C, (St. Joseph Health System), VRDN, 0.03%, 3/3/14 (LOC: Northen Trust Company)	2,000,000	2,000,000
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,534,563
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	1,650,000	1,947,148
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	1,000,000	1,028,120
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	890,000	937,117
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	2,000,000	2,044,600
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.07%, 3/6/14 (LOC: Rabobank Nederland N.V.)	1,555,000	1,555,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	895,000	898,508
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	6,214,850

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	$3,735,000	$4,277,546
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	975,000	1,035,138
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.33%, 3/6/14	7,500,000	7,506,750
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.86%, 3/6/14	3,000,000	2,993,790
California Municipal Finance Authority Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,125,110
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,191,120
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,205,708
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,075,520
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	672,494
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,920,688
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,526,694
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 5.75%, 1/1/33	2,250,000	2,513,475
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	1,000,000	1,120,200
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	4,900,000	4,900,000
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	27,300,000	27,300,000
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/14	1,800,000	1,822,590
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	1,450,000	1,537,522
California Public Works Board Lease Rev., Series 2006 A, (California State University), 5.00%, 10/1/16 (NATL- RE/FGIC)	1,500,000	1,677,915
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,808,237
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27	2,130,000	2,493,208
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,259,560
California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/21, Prerefunded at 100% of Par(2)(3)	3,700,000	4,530,317
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/15	4,000,000	4,209,480
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,568,290
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/22	2,100,000	2,499,021
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/23	2,000,000	2,316,620
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	2,042,046

	Principal Amount	Value
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	$4,545,000	$4,761,887
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,400,000	2,528,760
California State Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects) 6.375%, 11/1/34	2,500,000	2,921,950
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/20	1,250,000	1,517,087
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/24	5,000,000	5,804,600
California Statewide Communities Development Authority Rev., (Chevron USA Inc.), VRDN, 0.02%, 3/3/14 (GA: Chevron Corp.)	2,900,000	2,900,000
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16	750,000	831,353
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17	815,000	926,305
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18	515,000	593,455
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,550,606
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Campus), VRDN, 0.05%, 3/3/14 (LOC: Bank of America N.A.)	1,400,000	1,400,000
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL-RE)	2,000,000	2,257,240
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,570,000	1,626,551
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (AGM)	440,000	441,681
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,655,000	1,789,783
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	972,610
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/17, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	1,000,000	1,157,060
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	2,530,000	2,579,816
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,405,560
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,717,409
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	8,400,000	8,699,208
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL-RE/FGIC)	1,000,000	1,087,020
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,373,389
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/30	3,125,000	3,470,656
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	1,220,000	1,339,597
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	8,165,000	8,243,221
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	850,000	929,764
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	875,000	969,133

	Principal Amount	Value
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	$1,400,000	$1,543,906
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 89-10), VRDN, 0.02%, 3/3/14 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	2,259,000	2,259,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 97-17), VRDN, 0.02%, 3/3/14 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	11,100,000	11,100,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2004 A, (Assessment District No. 03-19), VRDN, 0.02%, 3/3/14 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	2,592,000	2,592,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2011 A, (Assessment District No. 5-21), VRDN, 0.02%, 3/3/14 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	1,400,000	1,400,000
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/24 (NATL- RE)(1)	5,935,000	4,042,210
Contra Costa Water District Rev., Series 2013 R, 5.00%, 10/1/43	2,930,000	3,167,476
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	1,185,000	1,243,184
East Side Union High School District GO, Series 2012, 5.00%, 8/1/25	1,405,000	1,615,343
East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	2,450,000	2,725,135
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,138,180
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	600,000	607,896
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	639,114
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	652,866
Folsom Cordova Unified School District No. 1 Facilities Improvement GO, 4.00%, 10/1/16	690,000	754,632
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/14	925,000	946,220
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/15	570,000	604,873
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 2.00%, 10/1/16	725,000	757,081
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 5.00%, 10/1/17	600,000	695,166
Folsom Cordova Unified School District No. 4 Facilities Improvement GO, Series 2014 A, (Election of 2012), 4.00%, 10/1/15	605,000	641,016
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	3,000,000	3,166,800
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B1, VRDN, 5.00%, 1/15/18	3,750,000	4,106,512
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B2, VRDN, 5.00%, 1/15/20	5,000,000	5,495,200
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B3, VRDN, 5.50%, 1/15/23	2,750,000	3,005,310
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.25%, 1/15/33	3,000,000	3,169,530
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)	10,000,000	7,003,900
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/24(4)	1,600,000	881,200
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/42(1)	4,820,000	787,154

	Principal Amount	Value
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(2)	$1,150,000	$1,229,500
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	3,000,000	2,973,990
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	1,365,000	1,191,959
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/21	1,000,000	1,159,360
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	2,000,000	2,141,360
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,754,841
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,300,000
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/25	680,000	791,078
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/26	685,000	786,935
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.25%, 8/1/27	750,000	872,183
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,540,070
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.02%, 3/3/14 (LOC: Bank of America N.A.)	1,530,000	1,530,000
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	622,224
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	767,246
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/19	1,150,000	1,347,490
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/20	1,045,000	1,220,236
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	1,215,000	1,260,818
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(4)	2,100,000	1,236,690
Los Altos Elementary School District GO, 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,045,000	1,164,747
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	1,455,000	1,609,550
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	2,000,000	2,188,660
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/21	1,195,000	1,404,077
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,174,010
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,283,870
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposition A), 5.00%, 7/1/31	1,000,000	1,105,920
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,577,860
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2013 A, (Proposition A), 5.00%, 7/1/21	7,470,000	9,112,952
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 4.00%, 9/1/15	2,000,000	2,097,160
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 5.00%, 9/1/16	2,000,000	2,196,700
Los Angeles County Redevelopment Authority Tax Allocation Rev., Capital Appreciation, Series 2013 E, (Covina Revitalization Redevelopment Project No. 1), 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,264,095

	Principal Amount	Value
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	$750,000	$880,290
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	3,000,000	3,167,670
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,509,984
Los Angeles Department of Water & Power Rev., Series 2001 B2, VRDN, 0.02%, 3/3/14 (SBBPA: Royal Bank of Canada)	4,900,000	4,900,000
Los Angeles Department of Water & Power Rev., Series 2002 A2, (Power System), VRDN, 0.04%, 3/6/14 (SBBPA: JPMorgan Chase Bank N.A.)	13,000,000	13,000,000
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32	3,535,000	3,989,212
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	400,000	406,700
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/16	1,000,000	1,088,610
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/18	780,000	926,671
Los Angeles Department of Water & Power Rev., Series 2012 A, (Power System), 5.00%, 7/1/26	1,000,000	1,150,590
Los Angeles Department of Water & Power Rev., Series 2012 C, (Power System), 5.00%, 1/1/16	8,750,000	9,429,525
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/27	6,470,000	7,497,242
Los Angeles Department of Water & Power Waterworks Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	5,000,000	5,585,200
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 C, 5.00%, 7/1/24	1,500,000	1,783,230
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	1,225,000	1,410,796
Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,365,400
Los Angeles Unified School District COP, Series 2012 A, (Headquarters Building Project), 5.00%, 10/1/21	2,820,000	3,327,092
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	1,700,000	1,861,993
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/18 (FGIC)	1,230,000	1,362,225
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	4,000,000	4,292,640
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,184,840
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,504,680
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,519,420
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,117,430
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	2,565,000	3,034,010
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	5,140,000	6,000,642
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	3,000,000	3,646,020
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	2,975,000	3,430,978
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL-RE)	1,000,000	1,016,580
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.18%, 3/6/14	2,000,000	1,998,260
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.18%, 3/6/14	2,000,000	1,998,260

	Principal Amount	Value
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.38%, 3/6/14	$13,755,000	$13,756,375
Mount San Antonio Community College District GO, Capital Appreciation, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL-RE)(1)(2)	5,000,000	4,952,750
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	2,000,000	2,194,400
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/17	1,000,000	1,113,290
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/21	1,200,000	1,344,984
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)	1,085,000	1,104,432
Natomas Unified School District GO, 5.00%, 9/1/26	1,785,000	1,998,165
Newport Beach Rev., Series 2009 A, (Hoag Memorial Hospital Presbyterian), 5.00%, 12/1/18(2)	1,505,000	1,790,709
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,294,620
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,500,000	1,519,905
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,110,960
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	2,000,000	2,336,260
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,761,369
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,331,301
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	4,844,022
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	1,998,237
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,260,880
Oakland Sewer Rev., Series 2014 A, 5.00%, 6/15/26(5)	1,200,000	1,408,212
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL-RE)	1,000,000	1,055,910
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	829,440
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,275,345
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,410,000	1,618,849
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 4.00%, 2/1/15	1,350,000	1,395,846
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	3,145,000	3,617,662
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	4,065,000	4,406,785
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,137,620
Orange County Community Facilities District Special Tax Rev., Series 2014 A, (Ladera Ranch), 5.00%, 8/15/28	1,960,000	2,129,814
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	287,568
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	215,477
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)	2,750,000	3,044,745
Orange County Transportation Authority Rev., (Senior Lien 91 Express Lanes), 5.00%, 8/15/24	1,000,000	1,162,510
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	4,000,000	4,519,320
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 4.00%, 6/1/16	1,335,000	1,427,342
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/23	1,230,000	1,397,649

	Principal Amount	Value
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	$1,000,000	$1,036,930
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,099,134
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(4)	1,660,000	1,413,872
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,387,471
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,550,405
Port of Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL-RE)	1,270,000	1,427,378
Port of Oakland Rev., Series 2007 C, (Intermediate Lien), 5.00%, 11/1/17 (NATL-RE)	2,375,000	2,749,632
Port of Oakland Rev., Series 2012 Q, (Senior Lien), 2.00%, 5/1/14	1,100,000	1,103,762
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	2,781,800
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	662,224
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,155,000	1,272,695
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,210,000	1,314,484
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15	1,505,000	1,578,805
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,055,120
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	902,196
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,473,368
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,585,686
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,040,130
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)	50,000	51,496
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)	3,035,000	3,252,701
Riverside County Palm Desert Financing Authority Rev., Series 2008 A, 5.00%, 5/1/14	1,450,000	1,462,020
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	935,000	1,009,071
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	1,335,000	1,488,685
Riverside Public Financing Authority Lease Rev., Series 2012 A, 4.00%, 11/1/33	1,640,000	1,542,814
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	3,000,000	3,393,900
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL-RE/FGIC)	2,500,000	2,673,200
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,170,690
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,122,370
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,112,250
Sacramento County Airport System Rev., Series 2009 B, 4.25%, 7/1/16	1,000,000	1,084,130
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL-RE/FGIC)	1,000,000	1,228,870
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.69%, 3/3/14 (NATL-RE/FGIC)	2,500,000	1,953,075
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,646,046

	Principal Amount	Value
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	$3,000,000	$3,532,230
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,749,165
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/25	5,000,000	5,746,200
Sacramento Regional Transit District Rev., (Farebox Revenue), 3.00%, 3/1/15	840,000	862,025
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/16	440,000	468,710
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/17	1,000,000	1,088,440
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/18	250,000	285,653
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	415,531
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	361,077
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	8,000,000	9,889,040
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(4)	9,840,000	8,306,731
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,423,280
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,200,000	1,355,028
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/30	3,000,000	3,408,840
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/17	1,250,000	1,364,262
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/18	1,160,000	1,277,346
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,516,924
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/21	2,000,000	2,311,220
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	781,155
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/18	300,000	339,714
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/19	400,000	456,776
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,230,168
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	2,780,000	3,081,519
San Diego Public Facilities Financing Authority Rev., Series 2009 A, 5.00%, 8/1/21	1,000,000	1,142,490
San Diego Public Facilities Financing Authority Rev., Series 2009 B, 5.00%, 5/15/22	3,680,000	4,175,291
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)	1,230,000	1,273,112
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,427,340
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,362,560

	Principal Amount	Value
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	$3,400,000	$3,995,238
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/23	250,000	291,205
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	840,210
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	7,895,000	2,619,245
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/24	500,000	590,690
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/25	500,000	583,140
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,155,390
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,859,515
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,346,800
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), 4.00%, 5/1/24	1,625,000	1,773,314
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	4,066,160
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport), (Governmental Purpose), 5.00%, 5/1/19	1,500,000	1,788,360
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/29	6,270,000	6,797,683
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,631,849
San Francisco City and County Airports Commission Rev., Series 2012 B, (San Francisco International Airport), 5.00%, 5/1/26	1,250,000	1,413,737
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,761,934
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,315,794
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,474,511
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	6,084,000
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,204,172
San Francisco City and County Redevelopment Agency Special Tax Rev., Series 2005 A, VRDN, 0.05%, 3/6/14 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15	420,000	442,029
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	475,838
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	465,000	513,681
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	551,862
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	597,424
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	515,000	600,351

	Principal Amount	Value
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21(5)	$460,000	$525,651
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26(5)	425,000	463,361
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27(5)	550,000	593,654
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28(5)	370,000	397,195
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43(5)	1,000,000	1,014,990
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/1/33	2,000,000	1,855,980
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/17(1)(2)	1,000,000	983,120
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/25(1)(2)	3,290,000	2,423,348
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/26(1)(2)	1,400,000	980,546
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, (Senior Lien), 0.00%, 1/1/16(1)(2)	25,000,000	24,864,750
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL-RE)	2,680,000	3,163,660
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	690,000	747,153
San Mateo Union High School District GO, Capital Appreciation, 0.00%, 2/15/15(1)(2)	7,090,000	7,072,771
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,113,300
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)	2,750,000	2,758,497
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/17	2,055,000	2,256,205
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,079,190
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	4,829,600
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL-RE)	430,000	431,393
Santa Maria Joint Union High School District GO, 5.00%, 8/1/25	1,585,000	1,813,097
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	630,216
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	668,304
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	4,671,030
Shasta Lake Public Finance Authority Rev., 4.50%, 4/1/15	970,000	995,016
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/19	2,400,000	2,485,944
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/22	2,130,000	2,209,981
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,228,080
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	2,700,000	3,090,933
South Placer Wastewater Authority Rev., Series 2011 D, VRN, 0.86%, 3/6/14	4,140,000	4,148,032

	Principal Amount	Value
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)	$50,000	$51,957
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,336,380
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27	2,000,000	2,363,940
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,349,010
Southern California Public Power Authority Rev., Series 2012 A, 4.00%, 7/1/16	2,055,000	2,236,066
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/18	1,880,000	2,223,758
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/18	2,000,000	2,365,700
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/20	4,000,000	4,845,280
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/38	1,500,000	1,645,140
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 4.00%, 8/1/15 (AGM)(5)	700,000	737,177
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/27 (AGM)(5)	530,000	585,353
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/28 (AGM)(5)	255,000	280,783
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)(5)	865,000	890,838
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	1,750,000	1,355,707
Tri-Dam Power Authority Rev., 4.00%, 11/1/14	1,260,000	1,281,433
Tri-Dam Power Authority Rev., 4.00%, 11/1/15	1,310,000	1,362,727
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,145,320
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15	690,000	713,053
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16	940,000	970,870
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.04%, 3/3/14 (LOC: Bank of America N.A.)	10,385,000	10,385,000
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.45%, 7/1/18 (AGM)	3,000,000	3,004,770
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	3,750,000	3,751,987
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	2,500,000	2,501,325
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	1,000,000	1,089,790
University of California Rev., Series 2009 Q, 5.25%, 5/15/23	2,000,000	2,296,380
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,655,076
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,342,813
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/26	1,000,000	1,147,890
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/42	1,640,000	1,743,714
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	7,250,000	8,600,747
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	7,935,000	9,551,598

	Principal Amount	Value
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	$1,145,000	$1,193,651
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,505,000	2,611,437
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,640,000	2,752,174
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,415,000	1,475,123
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,000,000	1,042,490
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,980,000	3,106,620
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.05%, 3/5/14 (SBBPA: Citibank N.A.)	1,425,000	1,425,000
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,686,015
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,133,460
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,355,412
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	6,000,000	1,728,780
		1,256,847,993
GUAM - 0.2%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	1,000,000	1,068,270
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/19 (AGM)	1,000,000	1,153,920
		2,222,190
PUERTO RICO - 1.5%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	2,860,000	2,337,735
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,000,000	771,460
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	310,000	206,308
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	4,950,000	3,690,374
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)	4,000,000	3,608,360
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	3,500,000	2,782,325
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	3,000,000	2,333,400
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	1,000,000	717,350
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	1,510,000	1,459,838
Puerto Rico Public Buildings Authority Rev., Series 2007 M2, (Government Facilities), VRDN, 5.50%, 7/1/17 (Ambac)	1,000,000	925,900
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	2,280,000	249,660
		19,082,710
U.S. VIRGIN ISLANDS - 0.2%
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14	500,000	511,250
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/14, Prerefunded at 100% of Par(2)	170,000	175,073

	Principal Amount	Value
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/14, Prerefunded at 100% of Par(2)	$500,000	$514,920
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/14, Prerefunded at 100% of Par(2)	1,000,000	1,029,840
		2,231,083
TOTAL INVESTMENT SECURITIES - 99.6% (Cost $1,220,808,174)		1,280,383,976
OTHER ASSETS AND LIABILITIES — 0.4%		5,207,270
TOTAL NET ASSETS — 100.0%		$1,285,591,246

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
76	U.S. Treasury 10-Year Notes	June 2014	$9,464,375	$(11,007)
229	U.S. Treasury Long Bonds	June 2014	30,471,313	(167,800)
			$39,935,688	$(178,807)
Notes to Schedule of Investments

AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GA = Guaranty Agreement
GO = General Obligation
LOC = Letter of Credit
NATL-RE = National Public Finance Guarantee Corporation — Reinsured
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $979,528.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,220,808,174)	$1,280,383,976
Cash	404,940
Receivable for capital shares sold	877,163
Receivable for variation margin on futures contracts	30,937
Interest receivable	12,698,303
1,294,395,319

Liabilities
Payable for investments purchased	6,826,482
Payable for capital shares redeemed	1,126,430
Accrued management fees	425,475
Distribution and service fees payable	20,223
Dividends payable	405,463
8,804,073

Net Assets	$1,285,591,246

Net Assets Consist of:
Capital paid in	$1,228,378,405
Distributions in excess of net investment income	(1,918)
Accumulated net realized loss	(2,182,236)
Net unrealized appreciation	59,396,995
$1,285,591,246

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,042,028,265	88,544,983	$11.77
Institutional Class	$191,654,452	16,283,459	$11.77
A Class	$34,057,709	2,893,740	$11.77*
C Class	$17,850,820	1,515,866	$11.78
*Maximum offering price $12.32 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$19,172,858

Expenses:
Management fees	2,690,696
Distribution and service fees:
A Class	43,290
C Class	92,658
Trustees’ fees and expenses	33,268
Other expenses	416
2,860,328

Net investment income (loss)	16,312,530

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,501,512)
Futures contract transactions	(774,529)
(2,276,041)

Change in net unrealized appreciation (depreciation) on:
Investments	45,690,422
Futures contracts	(115,889)
45,574,533

Net realized and unrealized gain (loss)	43,298,492

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,611,022

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2013
Increase (Decrease) in Net Assets	February 28, 2014	August 31, 2013
Operations
Net investment income (loss)	$16,312,530	$31,255,731
Net realized gain (loss)	(2,276,041)	557,948
Change in net unrealized appreciation (depreciation)	45,574,533	(66,599,733)
Net increase (decrease) in net assets resulting from operations	59,611,022	(34,786,054)

Distributions to Shareholders
From net investment income:
Investor Class	(13,276,193)	(26,616,058)
Institutional Class	(2,467,945)	(3,438,121)
A Class	(415,525)	(922,269)
C Class	(152,867)	(276,403)
From net realized gains:
Investor Class	—	(286,816)
Institutional Class	—	(30,906)
A Class	—	(11,424)
C Class	—	(4,604)
Decrease in net assets from distributions	(16,312,530)	(31,586,601)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	25,314,393	118,684,084

Net increase (decrease) in net assets	68,612,885	52,311,429

Net Assets
Beginning of period	1,216,978,361	1,164,666,932
End of period	$1,285,591,246	$1,216,978,361

Distributions in excess of net investment income	$(1,918)	$(1,918)

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2014 (UNAUDITED)

1. Organization
American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes.
The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.
Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 28, 2014 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.
Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2014 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, ACIS, and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2014 were $398,720,590 and $363,414,322, respectively.
5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2014		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,935,914	$149,853,098	26,249,346	$313,038,806
Issued in reinvestment of distributions	851,767	9,897,321	1,630,412	19,349,421
Redeemed	(13,273,142)	(153,465,042)	(25,700,665)	(303,605,745)
	514,539	6,285,377	2,179,093	28,782,482
Institutional Class
Sold	4,579,121	52,937,267	8,911,433	105,871,837
Issued in reinvestment of distributions	212,416	2,467,945	293,583	3,469,027
Redeemed	(2,613,883)	(30,216,627)	(2,386,988)	(28,170,291)
	2,177,654	25,188,585	6,818,028	81,170,573
A Class
Sold	430,902	4,985,337	1,783,525	21,301,969
Issued in reinvestment of distributions	32,590	378,691	67,419	800,039
Redeemed	(793,805)	(9,165,232)	(1,665,121)	(19,619,173)
	(330,313)	(3,801,204)	185,823	2,482,835
C Class
Sold	169,625	1,962,245	979,409	11,647,450
Issued in reinvestment of distributions	10,422	121,167	16,818	199,276
Redeemed	(383,732)	(4,441,777)	(476,627)	(5,598,532)
	(203,685)	(2,358,365)	519,600	6,248,194
Net increase (decrease)	2,158,195	$25,314,393	9,702,544	$118,684,084
6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
7. Derivative Instruments
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund sold interest rate risk derivative instruments throughout the reporting period, and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.
The value of interest rate risk derivative instruments as of February 28, 2014, is disclosed on the Statement of Assets and Liabilities as an asset of $30,937 in receivable for variation margin on futures contracts.* For the six months ended February 28, 2014, the effect of interest rate risk derivative instruments on the Statement of Operations was $(774,529) in net realized gain (loss) on futures contract transactions and $(115,889) in change in net unrealized appreciation (depreciation) on futures contracts.
* Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.
8. Risk Factors
The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.
9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,220,808,174
Gross tax appreciation of investments	$64,918,991
Gross tax depreciation of investments	(5,343,189)
Net tax appreciation (depreciation) of investments	$59,575,802
The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(2)	$11.36	0.15(3)	0.41	0.56	(0.15)	—	(0.15)	$11.77	4.88%	0.47%(4)	2.65%(4)	29%	$1,042,028
2013	$11.96	0.30(3)	(0.60)	(0.30)	(0.30)	—(5)	(0.30)	$11.36	(2.51)%	0.47%	2.48%	46%	$1,000,450
2012	$11.41	0.36(3)	0.55	0.91	(0.36)	—	(0.36)	$11.96	8.06%	0.47%	3.04%	55%	$1,026,796
2011	$11.56	0.40(3)	(0.15)	0.25	(0.40)	—	(0.40)	$11.41	2.27%	0.48%	3.57%	49%	$814,078
2010	$10.98	0.41(3)	0.59	1.00	(0.42)	—	(0.42)	$11.56	9.26%	0.48%	3.70%	11%	$814,105
2009	$10.96	0.44	0.01	0.45	(0.43)	—	(0.43)	$10.98	4.32%	0.49%	4.07%	36%	$596,739
Institutional Class
2014(2)	$11.37	0.16(3)	0.40	0.56	(0.16)	—	(0.16)	$11.77	4.98%	0.27%(4)	2.85%(4)	29%	$191,654
2013	$11.96	0.32(3)	(0.59)	(0.27)	(0.32)	—(5)	(0.32)	$11.37	(2.32)%	0.27%	2.68%	46%	$160,329
2012	$11.41	0.38(3)	0.55	0.93	(0.38)	—	(0.38)	$11.96	8.28%	0.27%	3.24%	55%	$87,170
2011	$11.57	0.42(3)	(0.16)	0.26	(0.42)	—	(0.42)	$11.41	2.39%	0.28%	3.77%	49%	$37,381
2010(6)	$11.18	0.22(3)	0.39	0.61	(0.22)	—	(0.22)	$11.57	5.50%	0.28%(4)	3.76%(4)	11%(7)	$1,683

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(2)	$11.37	0.14(3)	0.40	0.54	(0.14)	—	(0.14)	$11.77	4.75%	0.72%(4)	2.40%(4)	29%	$34,058
2013	$11.96	0.27(3)	(0.59)	(0.32)	(0.27)	—(5)	(0.27)	$11.37	(2.76)%	0.72%	2.23%	46%	$36,644
2012	$11.41	0.32(3)	0.56	0.88	(0.33)	—	(0.33)	$11.96	7.79%	0.72%	2.79%	55%	$36,341
2011	$11.57	0.37(3)	(0.16)	0.21	(0.37)	—	(0.37)	$11.41	1.93%	0.73%	3.32%	49%	$15,077
2010(6)	$11.18	0.19(3)	0.39	0.58	(0.19)	—	(0.19)	$11.57	5.27%	0.73%(4)	3.37%(4)	11%(7)	$2,556
C Class
2014(2)	$11.37	0.09(3)	0.41	0.50	(0.09)	—	(0.09)	$11.78	4.45%	1.47%(4)	1.65%(4)	29%	$17,851
2013	$11.97	0.18(3)	(0.60)	(0.42)	(0.18)	—(5)	(0.18)	$11.37	(3.56)%	1.47%	1.48%	46%	$19,555
2012	$11.42	0.23(3)	0.56	0.79	(0.24)	—	(0.24)	$11.97	6.99%	1.47%	2.04%	55%	$14,361
2011	$11.57	0.29(3)	(0.15)	0.14	(0.29)	—	(0.29)	$11.42	1.27%	1.48%	2.57%	49%	$4,157
2010(6)	$11.18	0.15(3)	0.39	0.54	(0.15)	—	(0.15)	$11.57	4.87%	1.48%(4)	2.65%(4)	11%(7)	$2,076

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended February 28, 2014 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	March 1, 2010 (commencement of sale) through August 31, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

Additional Information

Proxy Voting Policies
Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.
Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-81850 1404

SEMIANNUAL REPORT	FEBRUARY 28, 2014

California High-Yield Municipal Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Mostly “Risk-On” Market Returns; Munis Outperformed Since September
Stock indices and high-yield bonds mostly rallied during the six-month period, despite experiencing volatility in October and January. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks (despite some tapering in the U.S.), low inflation, and investor optimism regarding 2014.
These factors translated into general outperformance by riskier assets, such as small-cap growth stocks in developed countries and high-yield bonds. Municipal bonds (munis) also outperformed. The Barclays Municipal Bond Index returned 5.71% compared with 2.84% for the Barclays U.S. Aggregate Bond Index. High-yield and California munis outpaced their investment-grade and national counterparts, respectively, according to Barclays, and high-yield munis also outperformed U.S. corporate high-yield bonds.
The muni market underperformed for much of 2013, hurt by: 1) rising bond yields resulting from Federal Reserve statements about tapering its monthly bond purchases, 2) the fiscal cliff and sequester, which reduced local fiscal funding and raised questions about muni tax treatment, and 3) the financial difficulties experienced by Detroit and Puerto Rico. After significant outflows from muni funds and the resulting price and yield adjustments, munis looked more attractive to investors again, and flows reversed. Also, muni market fundamentals generally improved, including in California, where a state budget surplus was projected for the first time in years.
Looking ahead, we’re more optimistic about the economy in 2014 than we were in 2013, but headwinds persist. Interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of February 28, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	8.21%	0.38%	7.99%	4.80%	5.93%	12/30/86
Barclays Municipal Bond Index	—	5.71%	-0.21%	5.67%	4.39%	6.20%(2)	—
Institutional Class	BCHIX	8.32%	0.59%	—	—	6.55%	3/1/10
A Class No sales charge* With sales charge*	CAYAX	8.08% 3.21%	0.13% -4.34%	7.72% 6.74%	4.54% 4.06%	4.83% 4.40%	1/31/03
C Class No sales charge* With sales charge*	CAYCX	7.79% 6.79%	-0.51% -0.51%	6.95% 6.95%	3.77% 3.77%	4.09% 4.09%	1/31/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 12/31/86, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.50%	0.30%	0.75%	1.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. In addition, the lower-rated securities in which the fund invests are subject to greater liquidity risk and credit risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

FEBRUARY 28, 2014
Portfolio at a Glance
Weighted Average Maturity	20.6 years
Average Duration (Modified)	6.0 years

Top Five Sectors	% of fund investments
Special Tax	23%
Tollroads	11%
Hospital	9%
General Obligation (GO) - Local	9%
Lease Revenue	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.1%
Other Assets and Liabilities	0.9%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Expenses Paid During Period(1) 9/1/13 - 2/28/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,082.10	$2.58	0.50%
Institutional Class	$1,000	$1,083.20	$1.55	0.30%
A Class	$1,000	$1,080.80	$3.87	0.75%
C Class	$1,000	$1,077.90	$7.73	1.50%
Hypothetical
Investor Class	$1,000	$1,022.32	$2.51	0.50%
Institutional Class	$1,000	$1,023.31	$1.51	0.30%
A Class	$1,000	$1,021.08	$3.76	0.75%
C Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

FEBRUARY 28, 2014 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 99.1%
CALIFORNIA — 94.1%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	$2,000,000	$2,037,440
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C1, (Episcopal Senior Communities), 3.00%, 7/1/19	1,835,000	1,842,909
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C2, (Episcopal Senior Communities), 2.50%, 7/1/19	2,625,000	2,627,415
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	1,500,000	1,559,385
ABC Unified School District GO, Capital Appreciation, Series 2000 B, 0.00%, 8/1/21 (NATL-RE/FGIC)(1)	1,000,000	800,430
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,536,880
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/26	2,000,000	2,265,680
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/27 (AGM)	2,000,000	2,239,980
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/29 (AGM)	1,000,000	1,102,860
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,590,000	1,660,580
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.28%, 3/6/14	1,000,000	993,050
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.73%, 3/6/14	1,450,000	1,449,449
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.13%, 3/6/14	2,500,000	2,498,700
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/31	8,500,000	9,451,575
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S4, (San Francisco Bay Area), 5.00%, 4/1/43	1,000,000	1,054,100
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,915,394
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,399,244
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	866,867
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	4,005,920
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,708,343
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,102,889
Beaumont Unified School District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/40 (AGM)(1)	2,000,000	486,960
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	941,837
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	909,583

7

	Principal Amount	Value
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	$1,000,000	$701,430
California County Tobacco Securitization Agency Rev., 5.65%, 6/1/41	1,500,000	1,214,790
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	1,961,050
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,167,780
California Educational Facilities Authority Rev., Series 2013 U4, (Stanford University), 5.00%, 6/1/43	2,250,000	2,758,432
California GO, 5.25%, 2/1/30	5,000,000	5,643,300
California GO, 6.00%, 4/1/38	5,000,000	5,822,550
California GO, 5.00%, 2/1/43	5,650,000	5,985,497
California GO, Series 2004 A2, (Kindergarten), VRDN, 0.02%, 3/3/14 (LOC: State Street Bank & Trust Co.)	1,200,000	1,200,000
California GO, Series 2004 A4, (Kindergarten), VRDN, 0.02%, 3/3/14 (LOC: Citibank N.A.)	500,000	500,000
California GO, Series 2004 B3, (Kindergarten), VRDN, 0.02%, 3/3/14 (LOC: Citibank N.A.)	3,500,000	3,500,000
California GO, Series 2012 B, VRN, 0.93%, 3/6/14	2,000,000	2,026,020
California GO, Series 2012 B, VRN, 1.03%, 3/6/14	800,000	811,384
California GO, Series 2012 B, VRN, 1.18%, 3/6/14	960,000	977,338
California GO, Series 2013, 5.00%, 2/1/38	4,635,000	4,963,714
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,000,000	2,048,900
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,500,000	1,776,135
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,163,980
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	4,728,108
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,473,610
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	2,030,000	2,216,252
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,091,800
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,910,000	1,968,370
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	2,500,000	2,570,300
California Health Facilities Financing Authority Rev., Series 2012 B, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/26	1,020,000	1,152,967
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	445,000	468,558
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	3,500,000	3,578,050
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.86%, 3/6/14	1,000,000	997,930
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	6,345,000	6,403,755
California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,963,500
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,057,610

8

	Principal Amount	Value
California Municipal Finance Authority Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.03%, 3/6/14 (LOC: Pacific Capital Bank N.A. and FHLB)	$2,060,000	$2,060,000
California Municipal Finance Authority Rev., Series 2010 A, (Chevron USA, Inc.), VRDN, 0.02%, 3/3/14 (GA: Chevron Corp.)	1,000,000	1,000,000
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	3,785,392
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,471,141
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45	3,165,000	3,164,747
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	1,700,000	1,700,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)	1,295,000	1,328,113
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,230,420
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,472,887
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,144,890
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	975,000	1,049,870
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,701,705
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	5,465,000	5,725,790
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,350,000	2,476,077
California State University Systemwide Rev., Series 2005 C, 5.00%, 11/1/30 (NATL-RE)	5,000,000	5,281,100
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/42	3,000,000	3,173,040
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,250,000	1,330,125
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/42	1,500,000	1,497,630
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,331,450
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41	2,500,000	2,759,350
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,100,000	1,139,622
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,119,000
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,693,345
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	6,475,490
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	6,000,000	6,213,720
California Statewide Communities Development Authority Rev., Series 2013 A, (American Baptist Homes of the West), 5.00%, 10/1/43	1,200,000	1,148,184
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,036,980

9

	Principal Amount	Value
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	$2,000,000	$2,269,480
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	2,000,000	2,196,060
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,133,090
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 13-1), 5.00%, 9/2/29	700,000	732,347
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 13-1), 5.00%, 9/2/30	350,000	363,594
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/24	700,000	779,849
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/26	600,000	654,432
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 97-17), VRDN, 0.02%, 3/3/14 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	6,300,000	6,300,000
Clovis Unified School District GO, Series 2013 B, (Election of 2012), 5.00%, 8/1/38	3,000,000	3,205,590
Contra Costa Water District Rev., Series 2013 R, 5.00%, 10/1/43	1,025,000	1,108,076
Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92, Cost $250,000)(2)	225,000	250,911
Duarte Unified School District GO, Capital Appreciation, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	797,180
East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	1,050,000	1,167,915
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,391,440
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,508,300
Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	1,355,000	1,461,991
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL-RE)(1)	3,000,000	2,476,290
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	27,500,000	29,029,000
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B3, VRDN, 5.50%, 1/15/23	8,750,000	9,562,350
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.50%, 1/15/43	4,000,000	4,238,880
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/24(3)	2,200,000	1,211,650
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/42(1)	6,000,000	979,860
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	5,000,000	4,366,150
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33	2,000,000	1,596,380
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	5,000,000	3,770,500
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	8,000,000	6,592,640
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	1,500,000	1,606,020
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	2,500,000	2,658,850
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A2, 5.30%, 6/1/37	3,000,000	2,352,330

10

	Principal Amount	Value
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	$1,225,000	$1,296,185
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,678,971
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	2,998,830
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	1,982,293
Huntington Beach Community Facilities District Special Tax Rev., (Huntington Center), 5.375%, 9/1/33	1,700,000	1,758,174
Independent Cities Finance Authority Mobile Home Park Rev., (Rancho Feliz and Las Casitasde Sonoma), 5.00%, 10/15/47	5,000,000	4,929,700
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,709,000
Independent Cities Finance Authority Mobile Home Park Rev., Series 2012 A, (Augusta Communities), 5.00%, 5/15/39	2,500,000	2,519,075
Independent Cities Lease Finance Authority Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,239,246
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	499,405
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,150,357
Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,430,789
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.02%, 3/3/14 (LOC: Bank of America N.A.)	12,700,000	12,700,000
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	515,000	566,423
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,251,580
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/37	250,000	250,973
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/42	1,000,000	997,480
Kern High School District GO, 5.00%, 8/1/25	1,145,000	1,304,785
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	2,251,421
Lammersville Joint Unified School District Special Tax Rev., (Mountain House), 6.00%, 9/1/43	1,250,000	1,298,600
Liberty Union High School District GO, 5.00%, 8/1/29	1,000,000	1,113,620
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	1,150,000	1,268,358
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(3)	1,300,000	765,570
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27	2,000,000	2,249,020
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,215,000	1,230,139
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,168,220
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(4)	2,000,000	2,111,780
Los Angeles Department of Water & Power Rev., Series 2001 B2, VRDN, 0.02%, 3/3/14 (SBBPA: Royal Bank of Canada)	1,500,000	1,500,000
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/30	3,500,000	3,955,315

11

	Principal Amount	Value
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	$350,000	$383,352
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/31	3,500,000	3,795,960
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	3,430,000	4,004,319
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,321,300
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34	1,700,000	2,240,430
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	715,000	731,095
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,306,450
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27	2,000,000	2,263,660
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,360,520
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,928,909
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,735,000	1,795,135
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,195,359
Norwalk-La Mirada Unified School District GO, Capital Appreciation, Series 2009 E, (Election of 2002), 0.00%, 8/1/38 (AGC)(1)	10,000,000	2,714,900
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	5,000,000	5,036,850
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,820,975
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,275,345
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	770,000	884,052
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	3,500,000	3,501,645
Ohlone Community College District GO, Series 2011 A, (Election of 2010), 5.00%, 8/1/31	3,000,000	3,268,380
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,416,869
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/30	2,400,000	2,634,120
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	1,900,000	2,146,677
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/35	4,000,000	4,140,600
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	2,750,000	2,834,342
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	12,500,000	986,875
Perris Public Financing Authority Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	3,030,352
Perris Public Financing Authority Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	3,051,725
Perris Public Financing Authority Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,140,000	2,204,328
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL-RE)	4,835,000	5,619,914
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	3,825,000	4,246,018
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36	600,000	617,376

12

	Principal Amount	Value
Redwood City Redevelopment Agency Tax Allocation Rev., Capital Appreciation, Series 2003 A, (Redevelopment Project Area 2), 0.00%, 7/15/28 (Ambac)(1)	$3,405,000	$1,569,228
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., Series 2013, 5.50%, 9/1/39	2,000,000	2,090,840
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/30	1,035,000	1,057,046
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/35	2,520,000	2,490,541
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 05-8 Scott Road), 5.00%, 9/1/42	3,000,000	3,017,190
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,393,864
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	800,000	892,096
Riverside County Transportation Commission Rev., Series 2013 A, (Senior Lien), 5.75%, 6/1/44	500,000	519,400
Riverside County Transportation Commission Rev., Capital Appreciation, Series 2013 B, (Senior Lien), 0.00%, 6/1/43(1)	5,000,000	829,350
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	1,928,200
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	1,004,980
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	4,021,400
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 3) 5.00%, 9/1/43	2,640,000	2,675,904
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,672,098
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	967,134
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,538,120
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	679,550
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,076,770
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	1,300,000	1,334,476
Sacramento Transportation Authority Sales Tax Rev., (Measure A), 5.00%, 10/1/24	1,055,000	1,232,219
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	10,557,926
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/14, Prerefunded at 100% of Par (NATL-RE)(5)	1,975,000	1,975,810
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/24	300,000	349,089
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/25	500,000	575,655
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	570,430
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	2,500,000	2,603,050
San Diego County Regional Airport Authority Rev., Series 2014 A, (Rental Car Facility), 5.00%, 7/1/44	1,500,000	1,563,270
San Diego County Water Authority Rev., 5.00%, 5/1/33	1,500,000	1,655,790

13

	Principal Amount	Value
San Diego Public Facilities Financing Authority Lease Rev., Series 2012 A, (Capital Improvement Projects), 5.00%, 4/15/37	$2,000,000	$2,070,800
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,233,440
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,401,400
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	840,210
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,435,000
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31	5,390,000	5,776,840
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,232,520
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	1,000,000	1,149,820
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,357,825
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/33(6)	780,000	808,525
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/43(6)	1,000,000	1,014,990
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/1/33	3,000,000	2,783,970
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/25 (NATL-RE)(1)	3,090,000	1,675,522
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/29 (NATL-RE)(1)	165,000	68,213
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/31 (NATL-RE)(1)	16,000,000	5,769,120
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/32 (NATL-RE)(1)	290,000	97,246
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34	2,605,000	2,742,909
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	537,290
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	2,250,000	2,339,820
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/36(1)	10,000,000	3,220,500
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(1)	3,795,000	976,833
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,366,180
Santa Margarita Water District Special Tax Rev., Series 2011 B, (Community Facilities District No. 99-1), 5.875%, 9/1/38	650,000	671,886
Santa Margarita Water District Special Tax Rev., Series 2013, (Communities Facilities District No. 2013-1, Village of Sendero), 5.625%, 9/1/43	1,250,000	1,297,050
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No. 1), 5.10%, 9/1/21, Partially Prerefunded at 100% of Par(5)	465,000	491,249
Saugus-Castaic School Facilities Financing Authority Special Tax Rev., (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,500,000	1,539,315
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/14 (NATL-RE-IBC)(1)	2,400,000	2,397,264

14

	Principal Amount	Value
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-RE-IBC)(1)	$1,250,000	$1,240,900
Southern California Public Power Authority Rev., Series 2007 A, 5.00%, 11/1/33	3,755,000	3,840,051
Southern Mono Health Care District GO, Capital Appreciation, Series 2002 A, (Election of 2001), 0.00%, 8/1/26 (NATL-RE)(1)	1,800,000	928,800
Southwestern Community College District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/46(1)	5,425,000	953,661
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	1,750,000	1,929,165
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)(6)	705,000	726,058
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43(1)	5,500,000	907,005
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,505,005
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,071,040
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL-RE/FGIC)(1)	2,690,000	2,005,556
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL-RE/FGIC)(1)	2,220,000	1,557,175
Tobacco Securitization Authority of Northern California Settlement Rev., Series 2005 A1, 5.50%, 6/1/45	2,000,000	1,567,080
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	2,250,000	1,743,052
Torrance Rev., Series 2010 A, (Memorial Medical Center), 5.00%, 9/1/40	2,000,000	2,068,420
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	3,033,492
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,272,189
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,291,393
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,315,320
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	2,984,398
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	4,945,000	5,051,812
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,326,975
Tustin Public Financing Authority Rev., 5.00%, 4/1/43	1,000,000	1,054,010
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,088,360
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,618,260
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.04%, 3/3/14 (LOC: Bank of America N.A.)	3,700,000	3,700,000
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,750,000	1,750,927
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,000,000	1,000,530
University of California System Rev., Series 2012 G, 5.00%, 5/15/37	5,000,000	5,392,200
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,532,325
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,619,214

15

	Principal Amount	Value
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	$1,600,000	$1,808,944
Yosemite Community College District GO, Capital Appreciation, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,458,289
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,279,943
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL-RE/FGIC)(1)	1,500,000	905,985
		637,219,641
GUAM - 1.4%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.125%, 1/1/42	1,000,000	1,016,060
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	7,230,000	7,664,017
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	850,000	848,334
		9,528,411
PUERTO RICO - 3.0%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 6.00%, 7/1/47	5,000,000	3,781,300
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	465,000	309,462
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	4,000,000	2,573,960
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	2,500,000	1,994,125
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	3,500,000	2,782,325
Puerto Rico GO, Series 2009 C, (Public Improvement), 6.00%, 7/1/39	1,250,000	993,687
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	1,900,000	1,477,820
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	4,000,000	3,033,920
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42 (LOC: Commonwealth of Puerto Rico)	5,000,000	3,582,250
		20,528,849
U.S. VIRGIN ISLANDS - 0.6%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,202,740
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,550,955
		3,753,695
TOTAL INVESTMENT SECURITIES - 99.1% (Cost $652,756,669)		671,030,596
OTHER ASSETS AND LIABILITIES — 0.9%		6,331,600
TOTAL NET ASSETS — 100.0%		$677,362,196

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
196	U.S. Treasury 10-Year Notes	June 2014	$24,408,125	$(28,387)
48	U.S. Treasury Long Bonds	June 2014	6,387,000	(35,172)
17	U.S. Treasury Ultra Long Bonds	June 2014	2,441,094	(14,173)
			$33,236,219	$(77,732)

16

Notes to Schedule of Investments

AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
BAM = Build America Mutual Assurance Company
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
FHLB = Federal Home Loan Bank
GA = Guaranty Agreement
GO = General Obligation
LOC = Letter of Credit
NATL-RE = National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC = National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $250,911, which represented less than 0.05% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $739,123.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

FEBRUARY 28, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $652,756,669)	$671,030,596
Cash	71,562
Receivable for investments sold	61,802
Receivable for capital shares sold	828,272
Receivable for variation margin on futures contracts	44,813
Interest receivable	9,332,733
681,369,778

Liabilities
Payable for investments purchased	2,521,197
Payable for capital shares redeemed	971,944
Accrued management fees	243,128
Distribution and service fees payable	35,350
Dividends payable	235,963
4,007,582

Net Assets	$677,362,196

Net Assets Consist of:
Capital paid in	$695,815,028
Accumulated net realized loss	(36,649,027)
Net unrealized appreciation	18,196,195
$677,362,196

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$496,967,177	50,280,550	$9.88
Institutional Class	$61,117,523	6,185,694	$9.88
A Class	$96,980,490	9,811,281	$9.88*
C Class	$22,297,006	2,255,505	$9.89
*Maximum offering price $10.35 (net asset value divided by 0.955).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$15,524,888

Expenses:
Management fees	1,530,788
Distribution and service fees:
A Class	123,724
C Class	114,614
Trustees’ fees and expenses	17,161
Other expenses	2,775
1,789,062

Net investment income (loss)	13,735,826

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,680,565)
Futures contract transactions	(536,648)
(6,217,213)

Change in net unrealized appreciation (depreciation) on:
Investments	43,200,714
Futures contracts	(11,853)
43,188,861

Net realized and unrealized gain (loss)	36,971,648

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,707,474

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2013
Increase (Decrease) in Net Assets	February 28, 2014	August 31, 2013
Operations
Net investment income (loss)	$13,735,826	$28,301,415
Net realized gain (loss)	(6,217,213)	6,450,391
Change in net unrealized appreciation (depreciation)	43,188,861	(65,751,006)
Net increase (decrease) in net assets resulting from operations	50,707,474	(30,999,200)

Distributions to Shareholders
From net investment income:
Investor Class	(10,394,595)	(21,644,951)
Institutional Class	(895,145)	(1,118,657)
A Class	(2,055,866)	(4,615,365)
C Class	(390,220)	(920,249)
Decrease in net assets from distributions	(13,735,826)	(28,299,222)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	12,679,983	11,772,125

Net increase (decrease) in net assets	49,651,631	(47,526,297)

Net Assets
Beginning of period	627,710,565	675,236,862
End of period	$677,362,196	$627,710,565

See Notes to Financial Statements.

20

Notes to Financial Statements

FEBRUARY 28, 2014 (UNAUDITED)

1. Organization
American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.
The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.
Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

21

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1925% to 0.3100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 28, 2014 was 0.50% for the Investor Class, A Class and C Class and 0.30% for the Institutional Class.
Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 28, 2014 are detailed in the Statement of Operations.
Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, ACIS, and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

22

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 28, 2014 were $252,231,564 and $240,932,275, respectively.
5. Capital Share Transactions
Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2014		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	6,900,347	$66,308,057	17,005,122	$173,008,166
Issued in reinvestment of distributions	868,472	8,372,338	1,714,688	17,237,511
Redeemed	(8,082,113)	(77,074,630)	(18,118,654)	(180,259,798)
	(313,294)	(2,394,235)	601,156	9,985,879
Institutional Class
Sold	3,955,946	37,690,946	1,934,362	19,361,935
Issued in reinvestment of distributions	93,301	895,145	111,151	1,117,155
Redeemed	(566,622)	(5,435,924)	(1,542,955)	(15,082,812)
	3,482,625	33,150,167	502,558	5,396,278
A Class
Sold	1,312,490	12,562,549	4,163,256	42,379,719
Issued in reinvestment of distributions	192,442	1,854,724	390,551	3,923,157
Redeemed	(2,976,396)	(28,413,995)	(4,837,063)	(47,976,198)
	(1,471,464)	(13,996,722)	(283,256)	(1,673,322)
C Class
Sold	225,276	2,163,322	687,746	7,024,022
Issued in reinvestment of distributions	27,278	263,076	52,873	530,930
Redeemed	(681,611)	(6,505,625)	(956,949)	(9,491,662)
	(429,057)	(4,079,227)	(216,330)	(1,936,710)
Net increase (decrease)	1,268,810	$12,679,983	604,128	$11,772,125

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

23

7. Derivative Instruments
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund sold interest rate risk derivative instruments throughout the reporting period, and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.
The value of interest rate risk derivative instruments as of February 28, 2014, is disclosed on the Statement of Assets and Liabilities as an asset of $44,813 in receivable for variation margin on futures contracts.* For the six months ended February 28, 2014, the effect of interest rate risk derivative instruments on the Statement of Operations was $(536,648) in net realized gain (loss) on futures contract transactions and $(11,853) in change in net unrealized appreciation (depreciation) on futures contracts.
* Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.
8. Risk Factors
The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.
9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$652,756,669
Gross tax appreciation of investments	$28,669,332
Gross tax depreciation of investments	(10,395,405)
Net tax appreciation (depreciation) of investments	$18,273,927
The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
As of August 31, 2013, the fund had accumulated short-term capital losses of $(28,607,717), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	2019
$(9,518,848)	$(12,885,340)	$(6,203,529)
As of August 31, 2013, the fund had post-October capital loss deferrals of $(1,754,569), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

24

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(2)	$9.33	0.21(3)	0.55	0.76	(0.21)	$9.88	8.21%	0.50%(4)	0.50%(4)	4.41%(4)	4.41%(4)	38%	$496,967
2013	$10.13	0.40(3)	(0.80)	(0.40)	(0.40)	$9.33	(4.14)%	0.50%	0.50%	3.99%	3.99%	81%	$472,141
2012	$9.40	0.45(3)	0.73	1.18	(0.45)	$10.13	12.79%	0.50%	0.50%	4.55%	4.55%	48%	$506,399
2011	$9.69	0.47(3)	(0.29)	0.18	(0.47)	$9.40	2.07%	0.49%	0.51%	5.10%	5.08%	37%	$374,467
2010	$8.88	0.47(3)	0.81	1.28	(0.47)	$9.69	14.78%	0.49%	0.51%	5.08%	5.06%	17%	$417,503
2009	$9.50	0.48	(0.62)	(0.14)	(0.48)	$8.88	(1.16)%	0.52%	0.52%	5.56%	5.56%	26%	$373,313
Institutional Class
2014(2)	$9.33	0.22(3)	0.55	0.77	(0.22)	$9.88	8.32%	0.30%(4)	0.30%(4)	4.61%(4)	4.61%(4)	38%	$61,118
2013	$10.13	0.42(3)	(0.80)	(0.38)	(0.42)	$9.33	(3.94)%	0.30%	0.30%	4.19%	4.19%	81%	$25,217
2012	$9.40	0.46(3)	0.74	1.20	(0.47)	$10.13	13.01%	0.30%	0.30%	4.75%	4.75%	48%	$22,287
2011	$9.69	0.49(3)	(0.29)	0.20	(0.49)	$9.40	2.27%	0.29%	0.31%	5.30%	5.28%	37%	$9,784
2010(5)	$9.28	0.25(3)	0.41	0.66	(0.25)	$9.69	7.16%	0.29%(4)	0.31%(4)	5.24%(4)	5.22%(4)	17%(6)	$27

25

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(2)	$9.33	0.20(3)	0.55	0.75	(0.20)	$9.88	8.08%	0.75%(4)	0.75%(4)	4.16%(4)	4.16%(4)	38%	$96,980
2013	$10.13	0.38(3)	(0.80)	(0.42)	(0.38)	$9.33	(4.38)%	0.75%	0.75%	3.74%	3.74%	81%	$105,296
2012	$9.40	0.42(3)	0.73	1.15	(0.42)	$10.13	12.51%	0.75%	0.75%	4.30%	4.30%	48%	$117,162
2011	$9.69	0.45(3)	(0.29)	0.16	(0.45)	$9.40	1.82%	0.74%	0.76%	4.85%	4.83%	37%	$89,028
2010	$8.88	0.45(3)	0.81	1.26	(0.45)	$9.69	14.50%	0.74%	0.76%	4.83%	4.81%	17%	$106,577
2009	$9.50	0.46	(0.62)	(0.16)	(0.46)	$8.88	(1.41)%	0.77%	0.77%	5.31%	5.31%	26%	$101,111
C Class
2014(2)	$9.33	0.16(3)	0.56	0.72	(0.16)	$9.89	7.79%	1.50%(4)	1.50%(4)	3.41%(4)	3.41%(4)	38%	$22,297
2013	$10.13	0.30(3)	(0.80)	(0.50)	(0.30)	$9.33	(5.09)%	1.50%	1.50%	2.99%	2.99%	81%	$25,056
2012	$9.40	0.35(3)	0.73	1.08	(0.35)	$10.13	11.67%	1.50%	1.50%	3.55%	3.55%	48%	$29,388
2011	$9.69	0.38(3)	(0.29)	0.09	(0.38)	$9.40	1.06%	1.49%	1.51%	4.10%	4.08%	37%	$23,917
2010	$8.88	0.38(3)	0.81	1.19	(0.38)	$9.69	13.64%	1.49%	1.51%	4.08%	4.06%	17%	$30,286
2009	$9.50	0.39	(0.62)	(0.23)	(0.39)	$8.88	(2.14)%	1.52%	1.52%	4.56%	4.56%	26%	$30,747

26

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended February 28, 2014 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through August 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2010.

See Notes to Financial Statements.

27

Additional Information

Proxy Voting Policies
Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.
Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

29

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-81848 1404

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

31

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

32

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 29, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 29, 2014

33